Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

13. Stockholders’ Equity

Stock Ownership Plans

In May 1996, the Company established the Willbros Group, Inc. 1996 Stock Plan (the “1996 Plan”) with 1,125,000 shares of common stock authorized for issuance to provide for awards to key employees of the Company, and the Willbros Group, Inc. Director Stock Plan (the “Director Plan”) with 125,000 shares of common stock authorized for issuance to provide for the grant of stock options to non-employee directors. The number of shares authorized for issuance under the 1996 Plan, and the Director Plan, was increased to 4,825,000 and 225,000, respectively, by stockholder approval. The Director Plan expired August 16, 2006. In 2006, the Company established the 2006 Director Restricted Stock Plan (the “2006 Director Plan”) with 50,000 shares authorized for issuance to grant shares of restricted stock and restricted stock rights to non-employee directors. The number of shares authorized for issuance under the 2006 Director Plan was increased in 2008 to 250,000 by stockholder approval.

On May 26, 2010, the Company established the Willbros Group, Inc. 2010 Stock and Incentive Compensation Plan (“2010 Plan”) with 2,100,000 shares of common stock authorized for issuance to provide for awards to key employees of the Company. All future grants of stock awards to key employees will be made through the 2010 Plan. On May 26, 2010, the 1996 Plan was frozen, with the exception of normal vesting, forfeiture and other activity associated with awards previously granted under the 1996 Plan. At December 31, 2011, the 2010 plan had 1,189,779 shares available for grant.

RSU’s and options granted to employees vest generally over a three to four year period. Options granted under the 2010 Plan expire ten years subsequent to the grant date. Upon stock option exercise, common shares are issued from treasury stock. Options granted under the Director Plan are fully vested. Restricted stock and restricted stock rights granted under the 2006 Director Plan vest one year after the date of grant. At December 31, 2011, the 2006 Director Plan had 44,330 shares available for grant. For RSU’s granted prior to March of 2009, certain provisions allow for accelerated vesting upon eligible retirement. Additionally, certain provisions allow for accelerated vesting in the event of involuntary termination not for cause or a change of control of the Company. During the years ended December 31, 2011, 2010 and 2009, $475, $669 and $3,683, respectively, of compensation expense was recognized due to accelerated vesting of RSU’s due to retirements and separation from the Company.

Share-based compensation related to RSU’s is recorded based on the Company’s stock price as of the grant date. Expense from both stock options and RSU’s totaled $6,779, $8,404 and $13,231, respectively, for the years ended December 31, 2011, 2010 and 2009.

The Company determines fair value of stock options as of its grant date using the Black-Scholes valuation method. No options were granted during the years ended December 31, 2011, 2010 or 2009.

The Company’s stock option activity and related information consist of:

	Year Ended December 31,
	2011		2010		2009
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
Outstanding, beginning of year	227,750	$15.28	257,750	$15.91	333,750	$15.47
Granted	—	—	—	—	—	—
Exercised	—	—	—	—	(17,500)	10.77
Forfeited or expired	—	—	(30,000)	20.65	(58,500)	14.93

Outstanding, end of year	227,750	$15.28	227,750	$15.28	257,750	$15.91

Exercisable at end of year	227,750	$15.28	207,750	$15.02	220,250	$15.34

As of December 31, 2011, the aggregate intrinsic value of stock options outstanding and stock options exercisable was $0 and $0, respectively. The weighted average remaining contractual term of outstanding and stock options exercisable is 3.29 years and 3.29 years, respectively, at December 31, 2011. The total intrinsic value of options exercised was $0, $0 and $81 during the years ended December 31, 2011, 2010 and 2009, respectively. There was no material tax benefit realized related to those exercises. The total fair value of options vested during the years ended December 31, 2011, 2010 and 2009 was $135, $87 and $247, respectively.

The Company’s nonvested options at December 31, 2011 and the changes in nonvested options during the year ended December 31, 2011 are as follows:

	Shares	Weighted- Average Grant- Date Fair Value
Nonvested, beginning of year	20,000	$6.77
Granted	—	—
Vested	(20,000)	6.77
Forfeited or expired	—	—

Nonvested, end of year	—	$—

The Company’s RSU activity and related information consist of:

	Year Ended December 31,
	2011		2010		2009
	Shares	Weighted- Average Grant-Date Fair Value	Shares	Weighted- Average Grant-Date Fair Value	Shares	Weighted- Average Grant-Date Fair Value
Outstanding, beginning of year	888,853	$13.54	859,248	$22.38	840,342	$32.89
Granted	880,963	9.89	635,849	11.39	545,307	9.95
Vested, shares released	(466,092)	13.74	(580,369)	23.97	(473,406)	27.02
Forfeited	(160,713)	12.44	(25,875)	20.23	(52,995)	19.89

Outstanding, end of year	1,143,011	$10.84	888,853	$13.54	859,248	$22.38

The total fair value of RSU’s vested during the years ended December 31, 2011, 2010 and 2009 was $6,406, $13,911 and $12,791, respectively.

As of December 31, 2011, there was a total of $8,336 of unrecognized compensation cost, net of estimated forfeitures, related to all nonvested share-based compensation arrangements granted under the Company’s stock ownership plans. That cost is expected to be recognized over a weighted-average period of 2.52 years.

Warrants to Purchase Common Stock

In 2006, the Company completed a private placement of equity to certain accredited investors pursuant to which the Company issued and sold 3,722,360 shares of the Company’s common stock resulting in net proceeds of $48,748. In conjunction with the private placement, the Company also issued warrants to purchase an additional 558,354 shares of the Company’s common stock. Each warrant was exercisable, in whole or in part, until 60 months from the date of issuance at an exercise price of $19.03 per share.

The fair value of the warrants was $3,423 on the date of the grant, as calculated using the Black-Scholes option-pricing model. There were zero and 536,925 warrants outstanding at December 31, 2011 and 2010, respectively. These warrants expired, unexercised, on October 27, 2011.